Label	Element	Value
Loss Contingency, Minimum Amount to Consider Accruing an Estimate of Related Legal Fees	hls_LossContingencyMinimumAmounttoConsiderAccruinganEstimateofRelatedLegalFees	$ 5,000,000
Medicare Denials, Percentage Collected After Appeal, Including Administrative Law Judge Hearings	hls_MedicareDenialsPercentageCollectedAfterAppealIncludingAdministrativeLawJudgeHearings	70.00%
Advertising Expense	us-gaap_AdvertisingExpense	$ 5,300,000
Advertising Expense	us-gaap_AdvertisingExpense	7,300,000
Advertising Expense	us-gaap_AdvertisingExpense	$ 7,500,000
Sales Revenue, Net [Member] | Payor Source [Member] | Medicare [Member] | RAC Audits [Member]
Concentration Risk, Percentage	us-gaap_ConcentrationRiskPercentage1	1.00%